PROVISIONS (Details 3) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits:
Total Provision for employee benefits		$ 31,761	$ 34,768
Total		117,889	100,048	$ 75,924
Long-term Employee Benefits [Member]
Employee benefits:
Total Provision for employee benefits		7,914	7,950
Severance [Member]
Employee benefits:
Total Provision for employee benefits		371	472
Retirement Benefit Plan [Member]
Employee benefits:
Total Provision for employee benefits		476	439
Employee Benefits And Staff Salaries [Member]
Employee benefits:
Total Provision for employee benefits		40,522	43,629
Provision for vacations	[1]	36,811	13,122
Others	[1]	13,226	32,544
Total		90,559	89,295
Employee Benefits And Staff Salaries [Member] | Long-term Employee Benefits [Member]
Employee benefits:
Total Provision for employee benefits		7,914	7,950
Employee Benefits And Staff Salaries [Member] | Pension Plan [Member]
Employee benefits:
Total Provision for employee benefits		31,761	34,768
Employee Benefits And Staff Salaries [Member] | Severance [Member]
Employee benefits:
Total Provision for employee benefits		371	472
Employee Benefits And Staff Salaries [Member] | Retirement Benefit Plan [Member]
Employee benefits:
Total Provision for employee benefits		$ 476	$ 439

[1]	Short-term personnel benefits.